Projected Benefit Payments To Postretirement Plan (Detail) (Postretirement Benefit Plan, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	$ 7,438
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	7,472
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	7,666
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	7,872
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	8,185
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	$ 46,871